Net Loss Per Share Attributable to Common Unit Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule Of Computation Of Basic And Diluted Loss
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from September 28, 2020 (Inception) Through September 30, 2020
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(181,797)	$(57,417)	$(415,505)	$(134,893)	$—	$(1,000)
Denominator:
Basic and diluted weighted average shares outstanding	5,750,000	1,807,500	5,491,758	1,782,885	—	—

Basic and diluted net loss per common stock	$(0.03)	$(0.03)	$(0.08)	$(0.08)	$—	$—

BETTER THERAPEUTICS OPCO [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule Of Computation Of Basic And Diluted Loss
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Net Loss	$(12,461)	$(2,167)	$(26,441)	$(4,636)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	(403)	(379)	(1,185)	(1,118)

Net loss attributable to common stockholders, basic and diluted	(12,864)	(2,546)	(27,626)	(5,754)
Weighted average common stock outstanding	5,268,758	5,079,685	5,229,258	5,063,191

Loss per share attributable to common unit / shareholders, basic and diluted	$(2.44)	$(0.50)	$(5.28)	$(1.14)

The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2020	2019
Net Loss	$(6,387)	$(5,784)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	(1,507)	(1,379)

Net loss attributable to common stockholders, basic and diluted	(7,894)	(7,163)
Weighted average common stock outstanding	5,022,339	4,743,755

Loss per share attributable to common unit/shareholders, basic and diluted	$(1.57)	$(1.51)

Schedule of Antidilutive Securities Excluded From Computattion Of Earnings Per Share
The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Convertible Series Seed Preferred Units / Stock	1,066,667	1,066,667	1,066,667	1,066,667
Convertible Series A Preferred Units / Stock	4,999,807	4,999,807	4,999,807	4,999,807
Profits Interest Units	—	835,789	—	835,789
SAFE agreements	6,925,497	—	6,925,497	—
Restricted stock	355,197	—	355,197	—
Stock Options	902,775	—	227,125	—

	14,249,943	6,902,263	13,574,293	6,902,263

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive:

	For the Year Ended
	2020	2019
Convertible Series Seed Preferred Units/Stock	1,066,667	1,066,667
Convertible Series A Preferred Units/Stock	4,999,807	4,999,807
Profits Interest Units	—	349,493
SAFE agreements	2,719,827	—
Restricted stock	517,528	—
Stock Options	215,625	—

	9,519,454	6,415,967